Segment Reporting - Information about Operations in Different Segments (Detail) - USD ($) $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2016	[1]	Sep. 30, 2016	[2]	Jun. 30, 2016	[3]	Mar. 31, 2016	[4]	Dec. 31, 2015	[5]	Sep. 30, 2015	[6]	Jun. 30, 2015	[7]	Mar. 31, 2015	[8]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues		$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 667,418		$ 805,857		$ 1,046,537		$ 550,463		$ 2,635,983	[9]	$ 3,070,275	[9]	$ 2,300,889	[9]
Operating income (loss)	[10]																	142,253		112,682		16,402
Interest expense, net																		(58,871)		(50,058)		(60,877)
Other non-operating income (expense), net																		(1,067)		1,986		7,002
Income (loss) before provision for income taxes																		82,315		64,610		(37,473)
Capital expenditures	[11]																	228,079		102,851		321,187
Depreciation and amortization																		89,882		100,334		93,185
Drydock amortization																		12,795		17,947		19,719
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	[10]																	358,493		323,502		73,136
Operating Segments [Member] | AEA [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	285,988		478,800		567,608
Operating income (loss)	[10]																	51,129		52,918		(65,565)
Capital expenditures	[11]																	16,667		13,715		53,431
Depreciation and amortization																		26,924		43,006		34,494
Drydock amortization																		9,905		12,554		11,453
Operating Segments [Member] | MEA [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	1,241,591		1,134,555		795,666
Operating income (loss)	[10]																	209,401		146,866		47,863
Capital expenditures	[11]																	18,564		28,328		99,974
Depreciation and amortization																		24,268		30,567		31,876
Drydock amortization																		1,975		2,089		2,011
Operating Segments [Member] | ASA [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	1,108,404		1,456,920		937,615
Operating income (loss)	[10]																	97,963		123,718		90,838
Capital expenditures	[11]																	190,260		60,220		154,735
Depreciation and amortization																		30,314		16,880		19,020
Drydock amortization																		915		3,304		6,255
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	[10]																	(216,240)		(210,820)		(56,734)
Capital expenditures	[11]																	2,588		588		13,047
Depreciation and amortization																		$ 8,376		$ 9,881		$ 7,795

[1]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.
[2]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.
[3]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
[4]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment, partially offset by impairment losses on the Agile vessel.
[5]	Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.
[6]	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
[7]	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
[8]	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
[9]	Intercompany transactions were not significant during 2016, 2015 and 2014.
[10]	The 2016 and 2015 Corporate and Other operating results include $55 million and $7 million of impairment, respectively. The 2014 Corporate and Other operating results include $11 million of improvements to the cancellation cost estimate included in the $38 million vessel impairment charge recognized in 2013. See Note 13, Fair Value Measurements, for further discussion.
[11]	Total capital expenditures represent expenditures for which cash payments were made during the period. Capital expenditures for 2016, 2015 and 2014 include $4 million, $14 million and $27 million of cash payments for accrued capital expenditures outstanding as of December 31, 2015, 2014 and 2013, respectively.